Partner's Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		4 Months Ended	6 Months Ended	7 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Jan. 14, 2015	Apr. 16, 2015	Jun. 18, 2014	Jul. 22, 2015	Jul. 20, 2015	Oct. 21, 2015	Nov. 18, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 05, 2013	Oct. 29, 2013
Related Party Transaction
Common unitholders - units issued								20,505,000	20,505,000
Common unitholders - units offered			5,520,000				8,250,000
Subordinated unitholders - units issued								14,985,000	14,985,000
General Partner unitholders - units issued								35,526	35,526
Units issued price per unit							$ 18
Issuance of Series A preferred units, net of issuance costs paid								$ 72,446	$ 0	$ 0
Proceeds from Initial Public Offering							$ 148,500
Proceeds from issuance of common units, net of issuance costs							136,900
Underwriting discounts and commissions			$ 4,700				8,900
Other offering costs			600				$ 2,700
Proceeds from issuance of common units, net of commissions and expenses			120,500
Proceeds from issuance of general partners units			$ 126
Total distributions paid to all classes of unitholders								62,207	43,010	0
Preferential deemed dividend								$ 0	$ 88,122	$ 0
Distribution 4 - FY 2014
Related Party Transaction
Distributions paid, Per unit	$ 0.4225
Total distributions paid to all classes of unitholders	$ 15,000
Distributions per unit declared - record date	Feb. 05, 2015
Distributions per unit declared - distribution date	Feb. 12, 2015
Distribution 1 - FY 2015
Related Party Transaction
Distributions paid, Per unit		$ 0.4225
Total distributions paid to all classes of unitholders		$ 15,000
Distributions per unit declared - record date		May 05, 2015
Distributions per unit declared - distribution date		May 12, 2015
Distribution 2 - FY 2015
Related Party Transaction
Distributions paid, Per unit				$ 0.4225
Total distributions paid to all classes of unitholders				$ 15,000
Distributions per unit declared - record date				Aug. 06, 2015
Distributions per unit declared - distribution date				Aug. 13, 2015
Distribution 3 - FY 2015
Related Party Transaction
Distributions paid, Per unit						$ 0.4225
Total distributions paid to all classes of unitholders						$ 15,000
Distributions per unit declared - record date						Nov. 05, 2015
Distributions per unit declared - distribution date						Nov. 12, 2015
General Partner
Related Party Transaction
Units issued									5,526
General Partner Interest in Dynagas LNG Partners LP			0.10%					0.10%
General Partner Distributions								$ 130	$ 44
Series A Preferred
Related Party Transaction
Units issued					3,000,000			3,000,000
Preferred Stock Dividend Rate Percentage								9.00%
Preferred stock liquidation preference					$ 25
Issuance of preferred units, net of issuance costs incurred					$ 72,300
Underwriting discounts and commissions					2,400
Offering costs					$ 300
Series A Preferred | Distribution 3 - FY 2015
Related Party Transaction
Distributions per unit declared - record date						Nov. 05, 2015
Distributions per unit declared - distribution date						Nov. 12, 2015
Over-allotment
Related Party Transaction
Common unitholders - units offered			720,000
Dynagas Holding Ltd
Related Party Transaction
Common unitholders - units offered							4,250,000
Dynagas Holding Ltd | Arctic Aurora and Yenisei River
Related Party Transaction
Preferential deemed dividend									$ 88,122
Dynagas Holding Ltd | Over-allotment
Related Party Transaction
Common unitholders - units offered											1,875,000
Dynagas GP LLC
Related Party Transaction
General Partner unitholders - units issued			5,526									30,000